Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Taxes [Abstract]
Components Of Income Before Provision For Income Taxes

	(dollars in millions)
Years Ended December 31,	2011	2010	2009
Domestic	$9,724	$11,921	$12,625
Foreign	759	763	895

Total	$10,483	$12,684	$13,520

Components Of Provision For Income Taxes

	(dollars in millions)
Years Ended December 31,	2011	2010	2009
Current
Federal	$193	$(705)	$(611)
Foreign	25	(19)	73
State and Local	290	(42)	364

Total	508	(766)	(174)

Deferred
Federal	276	2,945	1,616
Foreign	(38)	(24)	(35)
State and Local	(455)	316	518

Total	(217)	3,237	2,099
Investment tax credits	(6)	(4)	(6)

Total income tax provision	$285	$2,467	$1,919

Schedule For The Principal Reasons For Difference In Effective And Statutory Tax Rates

Years Ended December 31,	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefits	(1.0)	1.4	1.5
Affordable housing credit	(1.8)	(1.3)	(1.0)
Employee benefits including ESOP dividend	(1.4)	(1.2)	(1.6)
Medicare Part D subsidy charge	–	6.9	–
Equity in earnings from unconsolidated businesses	(1.9)	(1.6)	(1.6)
Noncontrolling interest	(23.0)	(19.5)	(16.0)
Other, net	(3.2)	(0.3)	(2.1)

Effective income tax rate	2.7%	19.4%	14.2%

Schedule Of Cash Taxes Paid

	(dollars in millions)
Years Ended December 31,	2011	2010	2009
Income taxes, net of amounts refunded	$762	$430	$158
Employment taxes	1,231	1,296	1,349
Property and other taxes	1,883	1,963	2,065

Total	$3,876	$3,689	$3,572

Schedule Of Deferred Taxes

	(dollars in millions)
At December 31,	2011	2010
Employee benefits	$13,119	$11,499
Tax loss and credit carry forwards	5,170	3,907
Uncollectible accounts receivable	224	248
Other - assets	952	951

	19,465	16,605
Valuation allowances	(2,376)	(3,421)

Deferred tax assets	17,089	13,184

Former MCI intercompany accounts receivable basis difference	1,435	1,489
Depreciation	13,743	11,758
Leasing activity	1,569	1,980
Wireless joint venture including wireless licenses	21,778	19,514
Other - liabilities	1,233	1,152

Deferred tax liabilities	39,758	35,893

Net deferred tax liability	$22,669	$22,709

Reconciliation Of The Beginning And Ending Balance Of Unrecognized Tax Benefits

	(dollars in millions)
	2011	2010	2009
Balance at January 1,	$3,242	$3,400	$2,622
Additions based on tax positions related to the current year	111	231	288
Additions for tax positions of prior years	456	476	1,128
Reductions for tax positions of prior years	(644)	(569)	(477)
Settlements	(56)	(256)	(27)
Lapses of statutes of limitations	(31)	(40)	(134)

Balance at December 31,	$3,078	$3,242	$3,400

Schedule Of After Tax Benefits Related To Interest And Penalties In Provision For Income Taxes

Years Ended December 31,	(dollars in millions)
2011	$60
2010	29
2009	14

Schedule Of After Tax Accrual For Payment Of Interest And Penalties In Consolidated Balance Sheet

At December 31,	(dollars in millions)
2011	$470
2010	527